EMPLOYEE BENEFIT PLANS - Investment of Plan Assets (Details) - Pension Benefits	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Plan Assets	0.00%	100.00%
Domestic equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Plan Assets	0.00%	15.00%
International equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Plan Assets	0.00%	9.00%
Domestic fixed income securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Plan Assets	0.00%	75.00%
Real estate fund
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Plan Assets	0.00%	1.00%